Advanced Series Trust
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

March 23, 2012

VIA EDGAR SUBMISSION

Securities and Exchange Commission
100 F St., NE
Washington, D.C. 20549

Attention: Sally Samuel

Re:  Registration Statement on Form N-1A of Advanced Series Trust (the Registration Statement)

(Securities Act File No. 33-24962 and Investment Company Act File No. 811-5186)
Post-Effective Amendment No. 95 to the Registration Statement under the Securities Act of 1933 and Amendment No. 97 to the Registration Statement under the Investment Company Act of 1940

Dear Ms. Samuel:

On behalf of Advanced Series Trust (referred to herein as the Trust or the Registrant), pursuant to the Securities Act of 1933 (the 1933 Act) and the Investment Company Act of 1940 (the 1940 Act), transmitted herewith for filing with the Securities and Exchange Commission (the SEC) is Post-Effective Amendment No. 95 to the Registration Statement under the 1933 Act and Amendment No. 97 to the Registration Statement under the 1940 Act (the Amendment).  Capitalized terms used herein and not otherwise defined herein shall have the meanings given to them in the Amendment.

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act.  It is proposed that the Amendment become effective as of March 25, 2012.  I have reviewed the Amendment and it does not contain disclosure that would render it ineligible to become effective under Rule 485(b) under the 1933 Act.

This filing is intended to respond to telephonic comments received from Sally Samuel of the SEC Staff with respect to the Rule 485(a) filing made as of January 10, 2012 (the Initial Filing) and to make certain non-material changes.   The Initial Filing contained: (i) disclosure relating to the creation of the AST New Discovery Asset Allocation Portfolio (the AST New Discovery Portfolio) and the AST Franklin Templeton Founding Funds Allocation Portfolio (the AST Franklin Templeton Portfolio and, together with the AST New Discovery Portfolio, the New AST Portfolios) as separate series of the Trust and (ii) revised disclosure relating to the repositioning of the AST CLS Growth Asset Allocation Portfolio (the AST CLS Portfolio) as the AST Schroders Global Tactical Portfolio (the AST Schroders Portfolio).  Except for the changes set forth in the Amendment, the Amendment is not intended to amend the Registrant’s current prospectuses, dated May 1, 2011, October 5, 2011, and December 28, 2011 (the Current Prospectuses), or the Registrant’s current statements of additional information, dated May 1, 2011, October 5, 2011 and December 28, 2011 (the Current Statements of Additional Information). The Current Prospectuses and the Current Statements of Additional Information remain unchanged except as described in the Amendment.  Capitalized terms used herein and not otherwise defined herein shall have the meanings given to them in the Amendment.

The Amendment has been tagged to indicate changes from the Initial Filing.  The SEC Staff’s comments, and our responses thereto, are set forth below.

1.             Comment:   Please date the prospectus, statement of additional information, and relevant supplements as of March 25, 2012 in accordance with the requirements of Item 1 of Form N-1A.

Response:   The date of each of the prospectus, the statement of additional information, and the relevant supplements has been changed to March 25, 2012 as requested.

2.             Comment:   In the “Summary—Portfolio Fees and Expenses” sections of the prospectus, please delete the word “Estimated” from phrase “Estimated Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).”

Response:   The requested changes have been made to the Amendment.

3.             Comment:   Please delete duplicative references to each Portfolio’s investment objective and policies and the principal risks associated with an investment in each Portfolio.  In addition, please remove references to the investment objectives and policies of the AST CLS Portfolio from the prospectus supplement.

Response:   The Registrant has streamlined such disclosure to reduce duplication.  References to the investment objectives and policies of the AST CLS Portfolio have been removed from the prospectus supplement

4.             Comment:   Please indicate whether each Portfolio intends to invest in sub-prime mortgage-related securities and update the related risk disclosure accordingly.

Response:   The Amendment has been revised based on whether the relevant subadviser intends to invest in sub-prime mortgage-related securities.  The related risk disclosure has been updated accordingly.

5.             Comment:  Please identify persons by name who may receive portfolio holdings in advance of their public dissemination in accordance with the requirements of Form N-1A.

Response:  The Registrant’s disclosure identifies by name those persons who may receive portfolio holdings in advance of their public dissemination.

6.  Comment:  Please include, as an exhibit to the Amendment, a consent from fund counsel to the incorporation into the Amendment by reference of their legal opinion and update Part C accordingly.

Response:  The requested changes have been made to the Amendment.

* * * * *

The Registrant acknowledges that (i) the Registrant is responsible for the adequacy and accuracy of the disclosure in the Amendment; (ii) SEC Staff comments or changes to disclosure in the Amendment in response to SEC Staff comments do not foreclose the SEC from taking any action with respect to the Amendment; and (iii) the Registrant may not assert SEC Staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

* * * * *

Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the SEC Staff’s review, please contact me at 973-367-3161.  Thank you for your assistance in this matter.

Sincerely yours,

/s/ John P. Schwartz
John P. Schwartz